UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: October 31, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

RQSI Small Cap Hedged Equity Fund

Annual Report	October 31, 2015

 Investment Advisor:

 Ramsey Quantitative Systems, Inc

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

Letter to Shareholders

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the RQSI Small Cap Hedged Equity Fund (the “Fund”) for the period September 9, 2015 (Inception Date) through October 31, 2015. The report contains information on the holdings of the Fund, along with financial highlights and a Statement of Operations. Since inception, the Fund’s Institutional Shares and Retail Shares returned (0.20)% and (0.10)%, respectively, while the Russell 2000 Index returned 1.40%.

This period was largely characterized by concerns of slowing growth in China (reinforced by the Peoples Bank of China’s (“PBoC”) devaluation of the renminbi) which sent volatility to levels not seen since 2011. As a result, the Russell 2000 Index suffered a drawdown of 8.6% during this period. The Fund, however, only drew down 3.6% as the systematic hedging program was able to tactically respond to weakening conditions. As equity markets sharply rebounded, the hedged posture negatively impacted performance, yet the Fund’s long equity positions significantly outperformed the benchmark thus making up a meaningful portion of the difference. The final result was an underperformance of about 1% for the Fund.

While we do not endeavor either to lose money or underperform the Russell 2000 Index, we take solace in the fact that the Fund’s hedging program, in concert with the focus on “Quality” companies, performed as expected during a highly uncertain and volatile period. While it is may be easy to conclude, ex-post, that the hedge was a net detractor over this (short) period, we believe that the value of having nearly 3 quarters of the equity portfolio hedged in the final weeks of September is well worth the cost incurred when the hedge is not needed – as was the case, this time.

Furthermore, this period reinforces our firm commitment to risk-control as we provide quality exposure to domestic small cap equities.

Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

SECTOR WEIGHTINGS † (Unaudited)

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.7%
	Shares	Value
CONSUMER DISCRETIONARY — 9.6%
American Axle & Manufacturing Holdings *	14,409	$319,303
Asbury Automotive Group *	3,832	303,494
Brinker International	6,476	294,723
Cheesecake Factory	7,160	345,112
Cinemark Holdings	8,460	299,822
Dana Holding	16,906	284,021
Darden Restaurants	4,537	280,795
Fossil Group *	12,599	685,512
Gannett	21,110	333,960
Hibbett Sports *	11,883	405,923
iRobot *	10,671	320,237
Regal Entertainment Group, Cl A	16,737	324,363
Sally Beauty Holdings *	11,652	273,939
Select Comfort *	11,730	248,676
Steven Madden *	9,387	327,137
TEGNA	13,888	375,533
Tenneco *	6,275	355,102
Texas Roadhouse, Cl A	10,742	368,987
Tupperware Brands	5,469	321,960
Wolverine World Wide	11,928	221,503

		6,690,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — 4.2%
B&G Foods	11,922	$432,649
Flowers Foods	15,928	430,056
Fresh Market *	10,126	252,340
Pinnacle Foods	8,948	394,428
Sprouts Farmers Market *	11,485	234,064
United Natural Foods *	5,413	273,086
USANA Health Sciences *	4,043	519,930
Vector Group	17,144	415,742

		2,952,295

ENERGY — 4.4%
Callon Petroleum *	42,655	370,245
CONSOL Energy	31,730	211,322
Core Laboratories	4,971	578,275
CVR Energy	9,147	406,676
Dril-Quip *	7,576	466,379
RigNet *	12,194	365,820
Rowan, Cl A	19,254	378,919
World Fuel Services	6,532	290,413

		3,068,049

FINANCIALS — 23.6%
Allied World Assurance Holdings	8,719	317,023
American Equity Investment Life Holding	13,242	340,055
Assurant	5,866	478,255
Astoria Financial	46,729	745,794
BancorpSouth	15,057	375,371
Brown & Brown	11,261	363,392
Capitol Federal Financial	29,888	387,946
CBOE Holdings	6,334	424,631
Columbia Property Trust REIT	13,601	337,849
Commerce Bancshares	8,468	385,717

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Corrections Corp of America REIT	9,666	$275,481
CVB Financial	22,896	399,535
Eaton Vance	8,827	318,743
FirstMerit	18,732	351,974
FNB	27,230	366,788
Fulton Financial	29,543	396,467
GAMCO Investors, Cl A	8,124	468,592
Glacier Bancorp	13,673	374,093
HFF, Cl A	13,490	465,675
Highwoods Properties REIT	8,387	364,415
Investors Bancorp	55,517	694,519
LPL Financial Holdings	7,819	333,089
MarketAxess Holdings	5,938	601,579
National Retail Properties REIT	9,326	354,388
Northwest Bancshares	28,984	390,125
Ocwen Financial *	46,342	323,931
Old National Bancorp	26,362	369,068
Omega Healthcare Investors REIT	9,869	340,678
People’s United Financial	23,788	379,419
Prosperity Bancshares	6,782	348,459
Sterling Bancorp	27,773	427,426
Tanger Factory Outlet Centers REIT	10,664	372,707
Trustmark	15,087	362,541
United Bankshares	9,572	378,573
Universal Insurance Holdings	21,973	693,248
VEREIT REIT	40,279	332,705
Waddell & Reed Financial, Cl A	19,072	704,520
Washington Federal	16,703	416,573
Weingarten Realty Investors REIT	10,951	391,607
Wilshire Bancorp	33,901	362,402

		16,515,353

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 5.0%
Aegerion Pharmaceuticals *	22,865	$335,658
Allscripts Healthcare Solutions *	25,077	352,583
Cambrex *	12,906	593,289
HealthSouth	7,955	277,073
Lannett *	9,287	415,779
MedAssets *	15,501	367,063
Owens & Minor	10,721	384,347
Patterson	7,725	366,165
PDL BioPharma	86,435	395,873

		3,487,830

INDUSTRIALS — 15.5%
AGCO	13,701	662,990
Applied Industrial Technologies	8,546	353,035
Armstrong World Industries *	6,583	326,648
Babcock & Wilcox, Cl W *	11,797	333,855
Beacon Roofing Supply *	12,128	429,211
Brink’s	11,513	356,673
Clean Harbors *	7,072	328,777
Crane	5,936	312,471
EMCOR Group	8,090	390,585
Federal Signal	22,960	345,778
Graco	7,714	566,208
Heartland Express	17,041	320,882
Hertz Global Holdings *	18,587	362,446
Hexcel	7,199	333,458
Insperity	7,078	328,844
Kirby *	4,641	303,011
Knight Transportation	12,490	317,496
Knoll	15,790	366,959
Landstar System	5,710	359,958
Lennox International	3,395	450,891

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Lincoln Electric Holdings	9,104	$544,510
Manitowoc	20,731	317,184
MRC Global *	27,888	331,867
Quanex Building Products	17,114	322,941
SPX	4,699	57,563
SPX FLOW *	4,699	159,296
Sun Hydraulics	14,606	427,810
TAL International Group	9,442	160,136
Tetra Tech	13,182	354,596
Werner Enterprises	13,212	349,590
WESCO International *	5,057	247,439

		10,823,108

INFORMATION TECHNOLOGY — 16.7%
ACI Worldwide *	15,782	377,979
Cardtronics *	9,514	328,233
Celestica *	28,826	323,428
Cognex	11,359	427,098
Diebold	10,486	386,619
FEI	4,807	347,017
Genpact *	16,490	408,622
Ingram Micro, Cl A	14,444	430,142
Integrated Device Technology *	25,866	659,583
IPG Photonics *	10,632	878,416
Jabil Circuit	16,173	371,656
Manhattan Associates *	9,235	672,769
Monolithic Power Systems	7,045	439,749
National Instruments	12,654	385,567
NCR *	13,668	363,569
NeuStar, Cl A *	18,955	515,386
NIC	30,658	581,582
Polycom *	27,932	384,903

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
PTC *	9,552	$338,523
Rackspace Hosting *	12,600	325,710
RealD *	32,358	329,081
Semtech *	15,587	272,773
Syntel *	19,934	937,696
Tessera Technologies	14,559	509,128
VASCO Data Security International *	18,067	343,454
Web.com Group *	14,751	346,206

		11,684,889

MATERIALS — 4.9%
Albemarle	6,070	324,866
Bemis	7,990	365,782
Cabot	8,693	312,426
Carpenter Technology	8,596	286,333
Commercial Metals	21,839	313,826
Flotek Industries *	18,620	337,023
LSB Industries *	20,297	317,648
Olin	30,897	592,605
Platform Specialty Products *	24,582	256,636
Sonoco Products	7,987	340,965

		3,448,110

TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems	13,682	391,852

UTILITIES — 5.2%
ALLETE	7,057	354,332
Great Plains Energy	13,658	375,595
Hawaiian Electric Industries	11,330	331,516
Laclede Group	6,868	402,259
MDU Resources Group	16,168	304,928
PNM Resources	12,886	362,354

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

COMMON STOCK — continued
	Shares	Value

UTILITIES — continued
Portland General Electric	10,178	$377,400
Vectren	8,275	376,265
Westar Energy, Cl A	9,527	378,222
WGL Holdings	6,505	404,806

		3,667,677

TOTAL COMMON STOCK (Cost $61,345,153)		62,729,265

TOTAL INVESTMENTS — 89.7% (Cost $61,345,153)		$62,729,265

A list of the open futures contracts held by the Fund at October 31, 2015, is as follows:

Equity Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
S&P 500 Index E-MINI	26	Dec-2015	$2,695,810	$11,507

For the period ended October 31, 2015, the monthly average notional value of long futures contracts held was $1,347,905 and the monthly average notional value of short futures contracts held was $(25,242,558).

            Percentages are based on Net Assets of $69,928,331.

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poors

As of October 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

For the period ended October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $61,345,153)	$62,729,265
Cash	6,702,636
Cash Collateral on Futures Contracts	504,939
Deferred Offering Costs (Note 2)	51,184
Dividends Receivable	43,260
Other Prepaid Expenses	1,681

Total Assets	70,032,965

Liabilities:
Payable due to Investment Adviser	46,941
Audit Fees Payable	23,000
Transfer Agent Fees Payable	9,021
Printing Fees Payable	8,500
Payable due to Administrator	6,795
Payable due to Trustees	2,438
Chief Compliance Officer Fees Payable	933
Distribution Fees Payable (Retail Shares)	8
Shareholder Servicing Fees Payable (Retail Shares)	3
Other Accrued Expenses and Other Payables	6,995

Total Liabilities	104,634

Net Assets	$69,928,331

Net Assets Consist of:
Paid-in Capital	$70,100,193
Accumulated Net Investment Loss	(37,233)
Accumulated Net Realized Loss on Investments and Futures Contracts	(1,530,248)
Net Unrealized Appreciation on Investments	1,384,112
Net Unrealized Appreciation on Equity Futures Contracts	11,507

Net Assets	$69,928,331

Institutional Shares:
Net Assets	$69,827,228
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	7,000,010
Net Asset Value, Offering and Redemption Price Per Share	$9.98

Retail Shares:
Net Assets	$101,103
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	10,121
Net Asset Value, Offering and Redemption Price Per Share	$9.99

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
FOR THE PERIOD ENDED
OCTOBER 31, 2015*

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$117,608

Total Investment Income	117,608

Expenses:
Investment Advisory Fees	77,395
Administration Fees	11,397
Trustees’ Fees	2,500
Chief Compliance Officer Fees	933
Distribution Fees (Retail Shares)	8
Shareholder Serving Fees (Retail Shares)	3
Audit Fees	23,000
Offering Costs (Note 2)	9,587
Transfer Agent Fees	9,204
Printing Fees	8,500
Legal Fees	7,542
Registration and Filing Fees	3,961
Custodian Fees	500
Interest Expense	132
Other Expenses	1,625

Total Expenses	156,287

Net Investment Loss	(38,679)

Net Realized Gain (Loss) on:
Investments	272,741
Equity Futures Contracts	(1,801,543)

Net Realized Loss	(1,528,802)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,384,112
Equity Futures Contracts	11,507

Net Change in Unrealized Appreciation (Depreciation)	1,395,619

Net Realized and Unrealized Loss	(133,183)

Net Decrease in Net Assets Resulting from Operations	$(171,862)

*	The Fund commenced operations on September 9, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended October 31, 2015 *
Operations:
Net Investment Loss	$(38,679)
Net Realized Loss on Investments and Futures Contracts	(1,528,802)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Futures Contracts	1,395,619

Net Decrease in Net Assets Resulting From Operations	(171,862)

Capital Share Transactions:
Institutional Shares
Issued	70,000,096

Net Institutional Shares Capital Share Transactions	70,000,096

Retail Shares
Issued	100,097

Net Retail Shares Capital Share Transactions	100,097

Net Increase in Net Assets From Capital Share Transactions	70,100,193

Total Increase in Net Assets	69,928,331

Net Assets:
Beginning of Period	—

End of Period	$69,928,331

Accumulated Net Investment Loss	$(37,233)

Shares Transactions:
Institutional Shares
Issued	7,000,010

Total Institutional Shares Transactions	7,000,010

Retail Shares
Issued	10,121

Total Retail Shares Transactions	10,121

Net Increase in Shares Outstanding	7,010,131

*	The Fund commenced operations on September 9, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios
For a Share Outstanding Throughout The Period

	Institutional Shares
	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Loss	(0.01)

Total from Investment Operations	(0.02)

Net Asset Value, End of Period	$9.98

Total Return†	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$69,827
Ratio of Expenses to Average Net Assets	1.62	%††
Ratio of Net Investment Loss to Average Net Assets	(0.40	)%††
Portfolio Turnover Rate	6	%†††

(1)	Commenced operations on September 9, 2015.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Date & Ratios
For a Share Outstanding Throughout The Period

	Retail Shares
	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Loss	—

Total from Investment Operations	(0.01)

Net Asset Value, End of Period	$9.99

Total Return†	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$101
Ratio of Expenses to Average Net Assets	2.03	%††(2)
Ratio of Net Investment Loss to Average Net Assets	(1.00	)%††
Portfolio Turnover Rate	6	%†††

(1)	Commenced operations on September 9, 2015.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return with lower volatility than the overall equity market. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2015, there were no fair valued securities in the Fund.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2015.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2015, the remaining amount still to be amortized for the Fund was $51,184.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2015, the Fund paid $11,397 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The annual distribution and service fees for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets.

6. Investment Transactions:

For the period ended October 31, 2015, the Fund made purchases of $64,565,811 and sales of $3,492,185 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The following permanent differences primarily attributable to REIT adjustments have been reclassified to/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$1,446	$(1,446)

These reclassifications had no impact on net assets or net asset value per share.

As of October 31, 2015, the components of accumulated losses on a tax basis were as follows:

Unrealized Appreciation	$1,367,337
Short-Term Capital Loss Carryforwards	(427,944)
Long-Term Capital Loss Carryforwards	(1,074,022)
Late-Year Loss Deferral	(37,233)

Total Accumulated Losses	$(171,862)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

Late-year loss deferrals represent ordinary losses realized on investments from September 9, 2015 (inception date) through October 31, 2015, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following year.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at October 31, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$61,361,928	$3,310,237	$(1,942,900)	$1,367,337

8. Other:

At October 31, 2015, two record shareholders held 100% of Institutional Shares outstanding and three record shareholders held 96% of the Investor Shares outstanding. These shareholders were comprised of an omnibus account that was held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of RQSI Small Cap Hedged Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RQSI Small Cap Hedged Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of October 31, 2015, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 9, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RQSI Small Cap Hedged Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at October 31, 2015, and the results of its operations, the changes in its net assets and its financial highlights for the period September 9, 2015 (commencement of operations) to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 28, 2015

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Institutional Shares	$1,000.00	$998.00	1.62%	$2.31	*
Retail Shares	1,000.00	999.00	1.97	2.81	*

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,017.04	1.62%	$8.24	**
Retail Shares	1,000.00	1,015.27	1.97	10.01	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 52/365 (to reflect the commencement of operations period shown.)

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS [3,4]
ROBERT NESHER 69 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 75 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
JOHN K. DARR 71 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 63 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 43 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-445-RQSI (7774). The following chart lists Trustees and Officers as of October 31, 2015.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisor’s Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The The Advisors’ Inner Circle Fund, Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, Winton Series Trust, Winton Diversified Opportunities Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).
Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.

5	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3](continued)
MITCHELL A. JOHNSON 73 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 72 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 59 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President - Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2013 to June 2010.
GEORGE J. SULLIVAN, JR. 72 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 50 yrs. old	President (Since 2011)	Managing Direct at SEI since 2011. Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
STEPHEN CONNORS 31 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships Held by Board Members[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The KP Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.

None.
None.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3](continued)
RUSSELL EMERY 52 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors’ Inner Circle Fund III, O’Connor EQUUS and Winton Series Trust since 2014 and Winton Diversified Opportunities Fund since 2015.
DIANNE M. DESCOTEAUX 38 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
LISA WHITTAKER 37 yrs. old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 34 yrs. old	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).
BRIDGET E. SUDALL 35 yrs. old	Privacy Officer (Since 2015) AML Officer (Since 2015)

Anti-Money Laundering Compliance Officer and Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley

Alternative Investment Partners, July 2007 to April 2011.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships Held by Officer

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

Approval of Investment Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 25, 2015 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
OCTOBER 31, 2015

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RQSI Small Cap Hedged Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2015			2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$136,800	$0	$0	$110,750	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$220,000	$0	$0	$200,000
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2015			2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$22,605	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2015	2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $220,000 and $200,000 for 2015 and 2014, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year was $0 for 2015.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2016

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: January 8, 2016

*	Print the name and title of each signing officer under his or her signature.